Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories
14.	Inventories
Inventories as of December 31, 2021 and 2022 are as follows:

		2021
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,655,588	(1,247)	3,654,341
Merchandises		512	—	512
Work-in-progress		180,220	—	180,220
Finished goods		27,254	—	27,254
Supplies		2,541,028	(3,869)	2,537,159
Inventories-in-transit		1,195,148	—	1,195,148
Other inventories		13,548	—	13,548

	￦	7,613,298	(5,116)	7,608,182

		2022
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	4,522,171	(1,350)	4,520,821
Merchandises		1,001	—	1,001
Work-in-progress		172,089	(75)	172,014
Finished goods		52,642	(57)	52,585
Supplies		2,814,377	—	2,814,377
Inventories-in-transit		2,356,444	—	2,356,444
Other inventories		13,490	—	13,490

	￦	9,932,214	(1,482)	9,930,732

The reversal of the allowance for loss on inventory valuation deducted from the cost of sales for the years ended December 31,
2020,
2021 and 2022 amounts to

￦
2,020 million,
￦11,422 million and ￦18,162 million, respectively.
The amounts of loss from inventory valuation included in other gains or losses for the years ended December 31,

2020,
2021 and 2022 were

￦
4,998 million,
￦7,761 million and ￦14,528 million, respectively.